Other Long-Term Liabilities (Tables)	12 Months Ended
Apr. 28, 2018
Other Long-Term Liabilities

The Company had the following other long-term liabilities at April 28, 2018 and April 29, 2017:

	April 28, 2018	April 29, 2017
Deferred rent	$50,720	$59,142
Insurance liabilities	12,589	14,225
Asset retirement obligations	11,629	11,482
Tax liabilities and reserves	5,124	8,711
Other	4,209	5,751

Total other long-term liabilities	$84,271	$99,311